Reconciliation of profit for the year to cash flow from operations	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Reconciliation of profit for the year to cash flow from operations
26. Reconciliation of profit for the year to cash flow from operations

	2023 $m	2022 $m	2021 $m

Profit for the year	750	376	265

Adjustments for:

Net financial expenses	52	96	139

Fair value losses/(gains) on contingent purchase consideration	4	(8)	(6)

Income tax charge	260	164	96

Operating profit adjustments:

Impairment (reversal)/loss on financial assets	(1)	5	–

Other net impairment (reversals)/charges	–	(5)	4

Other operating exceptional items	(28)	100	25

Depreciation and amortisation	67	68	98

	38	168	127

Contract assets deduction in revenue	37	32	35

Share-based payments cost	36	30	28

Share of (profits)/losses of associates and joint ventures (before exceptional items)	(13)	(1)	8

	60	61	71

System Fund adjustments:

Depreciation and amortisation	83	86	94

Impairment loss/(reversal) on financial assets	–	7	(6)

Other impairment reversals	–	–	(3)

Share-based payments cost	20	16	13

Share of losses of associates	3	1	2

	106	110	100

Working capital and other adjustments:

Increase in deferred revenue	123	108	39

Decrease in inventories	–	–	1

Increase in trade and other receivables	(70)	(132)	(75)

Increase in trade and other payables	31	121	153

Other adjustments	(5)	4	(8)

	79	101	110

Cash flows relating to exceptional items	(29)	(43)	(12)

Contract acquisition costs, net of repayments	(101)	(64)	(42)

Total adjustments	469	585	583

Cash flow from operations	1,219	961	848